SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Employee Option Activity
A summary of employee option activity under the Plan as of December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2020	123,519	4.65	95	12
Granted	16,014	4.35	106	-
Exercised	-	-	-	-
Forfeited	(5,000)	6.38	107	-

Outstanding at December 31, 2020	134,533	4.55	96	108

Exercisable at December 31, 2020	65,021	4.37	93	56

(*) As of December 31, 2020 and 2019 none of the Company's stock options had expired.